Cover	Jun. 01, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2022
Entity File Number	001-40014
Entity Registrant Name	ADARA ACQUISITION CORP.
Entity Central Index Key	0001823584
Entity Tax Identification Number	85-2373325
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8845 Red Oak Boulevard
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28217
City Area Code	704
Local Phone Number	606-2922
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	ADRA.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ADRA
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	ADRA WS
Security Exchange Name	NYSE